SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trades payables	$ 306,389	$ 157,705	$ 40,241
VAT, income and dividend taxes payable	6,840	28,027	43,703
Salaries payable	39,443	72,783	70,417
Trade payables and accrued liabilities	$ 352,672	$ 258,515	$ 154,361